5 LOAN FROM STOCKHOLDERS AND RELATED PARTY TRANSACTIONS	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
5 LOAN FROM STOCKHOLDERS AND RELATED PARTY TRANSACTIONS

NOTE 5. LOAN FROM STOCKHOLDERS AND RELATED PARTY TRANSACTIONS

As at April 30, 2009, a stockholder has loaned the Company $22,550 without interest and fixed term of repayment. The loan was paid off in the year ended April 30, 2010.

A director has loaned the Company $93,879 (2010: $246,299) without interest and fixed term of repayment. The loan is unsecured.

Balance of loans from related party as of April 30, 2012 was $ 441,196.